CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 1,110	$ 84,399	$ (65,959)	$ 19,550
Balance, shares at Dec. 31, 2018	16,126,237
Exercise of options and warrants	$ 6	14		20
Exercise of options and warrants, shares	87,991
Share based compensation		144		144
Receivable on account of share purchase		58		58
Detachable warrants		65		65
Net loss			(11,505)	(11,505)
Balance at Dec. 31, 2019	$ 1,116	84,680	(77,464)	$ 8,332
Balance, shares at Dec. 31, 2019	16,214,228			16,214,228
Exercise of options and Convertible loans	$ 109	1,248		$ 1,357
Exercise of options and Convertible loans, shares	1,414,517
Share based compensation		211		211
Share Issuance	$ 172	2,772		2,944
Share Issuance, shares	2,370,000
Receivable on account of share purchase		(58)		(58)
Net loss			(7,867)	(7,867)
Balance at Dec. 31, 2020	$ 1,397	$ 88,853	$ (85,331)	$ 4,919
Balance, shares at Dec. 31, 2020	19,998,745			19,998,745